OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT ASSETS, NET
Schedule of Other non-current assets

		December 31,
		2019	2020
		RMB	RMB
Other non-current assets:
Rent and property management deposits		55,607	51,786
Loans made to employees	(a)	43,546	30,284
Prepayment for equipment and leasehold improvement		14,506	10,276
Others		7,858	3,479
Total other non-current assets, net		121,517	95,825

(a)	Starting from 2016, the Company began to provide five-year loans with the annual interest rate of 3.325% and 5.0% to the employees for their purchase of houses and employees pledged by their share options respectively. The interest was paid monthly and the principal was repaid upon maturity.